Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 6,021	$ 12,118	$ 15,321
Short-term investments		0	10,151
Prepaid expenses and other current assets	6,561	350	427
Total current assets	12,582	12,468	25,899
Non-current assets
Property and equipment, net	3	8	3,334
Right-of-use asset	392	547	947
Other non-current assets	1,014	1,019	1,065
Deferred offering costs	5,138	1,888	0
Total assets	19,126	15,922	31,245
Current liabilities:
Accounts payable	6,554	5,290	5,875
Accrued expenses and other current liabilities	4,412	3,460	3,130
Deferred revenue, current		650	71
Lease liabilities, current	255	309	418
Term loan	22,893	7,500
Total current liabilities	34,114	17,209	9,494
Non-current liabilities
Lease liabilities, non-current	124	239	565
Deferred Revenue, Noncurrent		0	71
Total liabilities	34,238	17,448	10,130
Stockholders' equity:
Common shares	17	17	10
Additional paid-in capital		2,142	0
Accumulated other comprehensive income (loss)	(1,817)	(1,791)	(1,753)
Accumulated deficit	(197,518)	(179,900)	(143,332)
Total stockholders' equity	(180,351)	(160,565)	(126,108)
Total liabilities and stockholders' equity	19,126	15,922	31,245
Previously Reported [Member]
Non-current assets
Other non-current assets		2,899
Redeemable Convertible Preferred Shares Series Seed Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares	994	919	785
Redeemable Convertible Preferred Shares Series B Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares	30,088	28,966	26,825
Redeemable Convertible Preferred Shares Series C-1 Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares	84,780	81,714	75,859
Redeemable Convertible Preferred Shares Series C-2 Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares	49,377	47,440	43,754
Total Redeemable Convertible Preferred Shares
Redeemable convertible preferred shares
Redeemable convertible preferred shares	165,239	159,039	147,223
Series A Preferred Stock
Stockholders' equity:
Preferred shares	18,967	18,967	18,967
IKENA ONCOLOGY INC
Current assets:
Cash and cash equivalents	58,290	39,393	119,894
Marketable securities	37,352	84,993	55,571
Prepaid expenses and other current assets	3,371	2,783	3,197
Total current assets	99,013	127,169	178,662
Non-current assets
Property and equipment, net	419	593	2,335
Right-of-use asset	2,561	3,635	5,686
Deposits and other assets	24,173	10,113	5,409
Total assets	126,166	141,510	192,092
Current liabilities:
Accounts payable	512	897	2,066
Accrued expenses and other current liabilities	2,978	6,097	8,581
Lease liabilities, current	3,834	3,784	3,558
Total current liabilities	7,324	10,778	14,205
Non-current liabilities
Lease liabilities, non-current	1,843	3,737	7,180
Other long-term liabilities	1,092	1,061	950
Total liabilities	10,259	15,576	22,335
Commitments and contingencies
Stockholders' equity:
Preferred shares	0	0	0
Common shares	4	4	4
Additional paid-in capital	458,843	457,481	452,186
Accumulated other comprehensive income (loss)	65	68	(48)
Accumulated deficit	(343,005)	(331,619)	(282,385)
Total stockholders' equity	115,907	125,934	169,757
Total liabilities and stockholders' equity	$ 126,166	$ 141,510	$ 192,092